CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2020
CONTRACT LIABILITIES
CONTRACT LIABILITIES

19.  CONTRACT LIABILITIES

The breakdown of contract liabilities is as follows:

a.	Current

	2019	2020
Advances from customers for Mobile	5,199	5,047
Advances from customers for Enterprise	1,261	1,884
Advances from customers for WIB	721	668
Advances from customers for Consumer	76	112
Others (each below Rp75 billion)	173	121
Total	7,430	7,832

b.Non-current

	2019	2020
Advances from customers for Consumer	391	590
Advances from customers for WIB	327	344
Advances from customers for Enterprise	83	68
Others	4	5
Total	805	1,007

Contract liabilities at the beginning period which were recognized as revenue in 2019 and 2020 amounted to Rp5,252 billion and Rp7,430 billion, respectively.

Refer to Note 32 for details of related party transactions.